Derivatives - Schedule of Derivative Instruments (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Fair value	$ 9,555	$ 2,280	$ (11,359)	$ (4,619)
IRLCs
Derivative [Line Items]
Fair value	44,192	16,786	16,754	3,586
Notional amount	12,679,184	6,727,739	2,624,201	2,035,713
FLSCs
Derivative [Line Items]
Fair value	(34,637)	(14,506)	(28,113)	(8,205)
Notional amount	$ 16,395,549	$ 10,674,680	$ 4,557,785	$ 3,556,233